10-K Indebtedness (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Maturities of Long-Term Debt
The following summarizes the maturities of the convertible note payable as of June 30, 2023:

Balance of 2023	$—
2024	5,000,000
2025	3,500,000
Total loans and convertible note payable	$8,500,000
The following summarizes the maturities of the loans and convertible note payable as of December 31, 2022:

2023	$11,377,297
2024	5,000,000
Total loans and convertible note payable	$16,377,297

Fair Value Measurement Inputs and Valuation Techniques	The fixed price conversions under the various scenarios were calculated using the following assumptions:

	June 30, 2023	December 31, 2022
Term	0.8 - 2.0 years	0.3 - 2.0 years
Risk-free interest rate	4.81% - 5.33%	4.36% - 4.67%
Volatility	65% - 75%	75% - 85%
The valuation of the warrant liabilities, both preferred stock warrants and common stock warrants, was made using the option-pricing method and the following assumptions as of June 30:

	2023	2022
Term	0.08 - 2.0 years	2.0 years
Risk-free interest rate	4.8% - 5.2%	2.9%
Volatility	65% - 75%	110%
The fixed price conversions under the various scenarios were calculated using the following assumptions:

	2022	2021
Term	0.3-2.0 years	1.0-2.0 years
Risk-free interest rate	4.36%—4.67%	0.09%—0.73%
Volatility	75% - 85%	110%
The valuation of the warrant liabilities, both preferred stock warrants and common stock warrants, was made using the option-pricing method and the following assumptions as of December 31:

	2022	2021
Term	0.3 - 2.0 years	2.0 years
Risk-free interest rate	4.4% - 4.7%	0.7%
Volatility	75% - 85%	110%